ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 26,277	$ (477,657)	$ 218,463
Cash flows from operations	20,972	(161,044)	$ 85,911
Accumulated deficit	23,241,149	$ 23,214,872
Funding requirements during the next twelve months	$ 300,000